RECEIVED
FEB 17 2005
OFFICE OF THE SECRETARY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

13FCONP
12/8/05

Report for the Calendar Year or Quarter Ended: December 31, 2004

NON-PUBLIC

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
[ ] adds new holdings entries

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: Paulson & Co. Inc.
Address: 590 Madison Avenue
New York, NY 10022
13F File Number: 028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

[redacted]

05076994

Name: Stuart Merzer
Title: General Counsel
Phone: 212-956-2221

Signature:	Place:	Date of Signing:
Stuart Merzer	New York, NY	February 14, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

PROCESSED
APR 24 2006
THOMSON
FINANCIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	3
Form 13F Information Table Value Total:	$744,306

List of Other Included Managers:

No.	Form 13F File Number	Name
01	028-10011	Paulson Management LLC

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

CONFIDENTIAL TREATMENT PREVIOUSLY REQUESTED	QTR CLOSING	NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVEST DSCRETN	OTHER MGRS	VOTING AUTHORITY SOLE	VOTING AUTHORITY SHARED	VOTING AUTHORITY NONE
N	3Q '05	Sprint Corp	COM FON	852061100	365384	14703600	SH		DEFINED	01	14703600		
N	2Q '05	Symantec Corp	COMMON	871503108	245622	9535000	SH		DEFINED	01	9535000		
N	2Q '05	Veritas Software Co	COMMON	923436109	133300	4669000	SH		DEFINED	01	4669000		
					744306								